Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
June 30, 2024
ZMI-NPRT1-0824
1.9884228.107
Domestic Equity Funds - 9.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,858	76,191
Fidelity Series Commodity Strategy Fund (a)	341	33,154
Fidelity Series Large Cap Growth Index Fund (a)	2,124	49,015
Fidelity Series Large Cap Stock Fund (a)	2,174	49,865
Fidelity Series Large Cap Value Index Fund (a)	5,589	87,577
Fidelity Series Small Cap Core Fund (a)	127	1,460
Fidelity Series Small Cap Opportunities Fund (a)	943	14,086
Fidelity Series Value Discovery Fund (a)	2,113	32,324
TOTAL DOMESTIC EQUITY FUNDS (Cost $282,552)		343,672

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,632	24,633
Fidelity Series Emerging Markets Fund (a)	4,453	41,010
Fidelity Series Emerging Markets Opportunities Fund (a)	8,716	163,954
Fidelity Series International Growth Fund (a)	3,464	63,453
Fidelity Series International Index Fund (a)	1,927	23,908
Fidelity Series International Small Cap Fund (a)	3,240	55,241
Fidelity Series International Value Fund (a)	5,061	63,972
Fidelity Series Overseas Fund (a)	4,516	63,535
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $428,635)		499,706

Bond Funds - 71.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	76,704	742,498
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,703	20,621
Fidelity Series Corporate Bond Fund (a)	34,804	318,111
Fidelity Series Emerging Markets Debt Fund (a)	2,495	19,482
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	686	6,067
Fidelity Series Floating Rate High Income Fund (a)	414	3,718
Fidelity Series Government Bond Index Fund (a)	53,894	487,199
Fidelity Series High Income Fund (a)	2,380	20,038
Fidelity Series International Credit Fund (a)	15	118
Fidelity Series International Developed Markets Bond Index Fund (a)	17,280	147,744
Fidelity Series Investment Grade Bond Fund (a)	48,377	477,962
Fidelity Series Investment Grade Securitized Fund (a)	35,259	309,929
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,755	97,475
Fidelity Series Real Estate Income Fund (a)	379	3,669
TOTAL BOND FUNDS (Cost $2,735,418)		2,654,631

Short-Term Funds - 5.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	38,945	38,945
Fidelity Series Short-Term Credit Fund (a)	4,178	41,234
Fidelity Series Treasury Bill Index Fund (a)	12,005	119,206
TOTAL SHORT-TERM FUNDS (Cost $198,783)		199,385

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,645,388)	3,697,394
NET OTHER ASSETS (LIABILITIES) - 0.0%	14
NET ASSETS - 100.0%	3,697,408

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	206,464	559,662	13,608	109	(121)	(9,899)	742,498
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,782	15,883	435	2	(6)	(603)	20,621
Fidelity Series Blue Chip Growth Fund	20,379	35,263	2,341	-	162	22,728	76,191
Fidelity Series Canada Fund	6,498	17,839	912	-	(15)	1,223	24,633
Fidelity Series Commodity Strategy Fund	7,304	34,501	687	-	(43)	(7,921)	33,154
Fidelity Series Corporate Bond Fund	91,525	240,050	8,311	1,020	31	(5,184)	318,111
Fidelity Series Emerging Markets Debt Fund	5,404	14,027	305	81	2	354	19,482
Fidelity Series Emerging Markets Debt Local Currency Fund	1,743	4,257	83	-	(3)	153	6,067
Fidelity Series Emerging Markets Fund	9,961	28,403	786	-	(3)	3,435	41,010
Fidelity Series Emerging Markets Opportunities Fund	39,979	114,328	3,819	-	22	13,444	163,954
Fidelity Series Floating Rate High Income Fund	1,035	2,745	69	24	-	7	3,718
Fidelity Series Government Bond Index Fund	133,827	376,196	7,183	1,125	(178)	(15,463)	487,199
Fidelity Series Government Money Market Fund 5.42%	12,417	28,732	2,204	159	-	-	38,945
Fidelity Series High Income Fund	5,578	14,868	318	87	-	(90)	20,038
Fidelity Series International Credit Fund	58	73	-	1	-	(13)	118
Fidelity Series International Developed Markets Bond Index Fund	41,187	111,913	2,156	483	(39)	(3,161)	147,744
Fidelity Series International Growth Fund	16,302	39,865	1,174	-	1	8,459	63,453
Fidelity Series International Index Fund	6,172	15,545	496	-	(1)	2,688	23,908
Fidelity Series International Small Cap Fund	15,283	36,352	1,088	-	17	4,677	55,241
Fidelity Series International Value Fund	16,381	40,587	1,367	-	(6)	8,377	63,972
Fidelity Series Investment Grade Bond Fund	134,690	366,419	9,435	1,462	18	(13,730)	477,962
Fidelity Series Investment Grade Securitized Fund	88,833	240,754	7,806	950	(4)	(11,848)	309,929
Fidelity Series Large Cap Growth Index Fund	12,919	24,837	1,164	81	60	12,363	49,015
Fidelity Series Large Cap Stock Fund	13,680	28,656	1,299	-	25	8,803	49,865
Fidelity Series Large Cap Value Index Fund	24,453	59,337	1,852	-	(11)	5,650	87,577
Fidelity Series Long-Term Treasury Bond Index Fund	32,744	84,869	9,168	251	(1,463)	(9,507)	97,475
Fidelity Series Overseas Fund	16,341	38,625	1,136	-	2	9,703	63,535
Fidelity Series Real Estate Income Fund	1,004	2,889	55	17	(1)	(168)	3,669
Fidelity Series Short-Term Credit Fund	11,458	29,632	593	114	2	735	41,234
Fidelity Series Small Cap Core Fund	221	1,212	-	6	-	27	1,460
Fidelity Series Small Cap Opportunities Fund	6,050	12,765	7,216	-	758	1,729	14,086
Fidelity Series Treasury Bill Index Fund	36,616	90,106	7,193	467	(2)	(321)	119,206
Fidelity Series Value Discovery Fund	9,032	23,336	500	-	(12)	468	32,324
	1,031,320	2,734,526	94,759	6,439	(808)	27,115	3,697,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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